Warrants - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Aug. 25, 2021
Exercise price of warrants	$ 5.33
Preferred Stock Warrants [Member]
Warrants exercise		50,529
Public Warrants and Private Placement Warrants [Member]
Warrants exercisable term from the date of completion of business combination	30 days
Warrants and rights outstanding, term	5 years
Class of warrants, redemption price per unit	$ 0.01
Class of warrants, redemption notice period	30 days
Share price	$ 18.00
Number of consecutive trading days for determining share price	20 days
Number of trading days to determine share price	30 days
Exercise price of warrants	$ 11.50